Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets, net

	As of December 31, 2021
	Gross carrying value	Accumulated amortization	Net carrying value

	RMB in thousands
Licensed copyrights of content	5,567,213	(3,245,622)	2,321,591
License rights of mobile games	455,687	(229,559)	226,128
Intellectual property and others	1,674,232	(386,351)	1,287,881

Total	7,697,132	(3,861,532)	3,835,600

	As of September 30, 2022
	Gross carrying value	Accumulated amortization	Net carrying value

	RMB in thousands
Licensed copyrights of content	7,035,303	(4,331,825)	2,703,478
License rights of mobile games	423,268	(286,043)	137,225
Intellectual property and others	2,332,959	(589,248)	1,743,711

Total	9,791,530	(5,207,116)	4,584,414